Revenues and Cost of Services (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of Revenues and Cost of Services [Line Items]
Breakdown of Revenue From Contracts With Customers Per Type of Service

The breakdown of revenue from contracts with customers per type of service is as follows:

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Transaction revenues (i)	741,699	537,147	275,674	183,252
Other revenues (ii)	14,001	4,336	6,809	2,522
Revenues from payment processing	755,700	541,483	282,483	185,774
Cost of services	(468,747)	(330,521)	(179,294)	(107,594)
Gross profit	286,953	210,962	103,189	78,180

(i)
Transaction revenues consist of fees from processing, foreign exchange, installment, advances granted to merchants, chargebacks, refunds and other transactional fees.
(ii)
Other revenues are mainly comprised of other fees, such as smart defense, issuing, minimum monthly and small transfer fees.

Summary of Cost of Services

Cost of services are composed of the following:

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Processing costs (i)	444,156	313,294	170,508	101,554
Hosting expenses (ii)	8,018	5,518	2,814	1,733
Amortization of intangible assets (iii)	13,553	9,574	4,963	3,509
Salaries and wages (iv)	3,020	2,135	1,009	798
Total	468,747	330,521	179,294	107,594

(i)
Includes fees financial institutions (e.g., banks, local acquirers, or payment method providers) charge the Group, typically as a percentage of the transaction value (but in certain cases, as a fixed fee such as in the case of pay-outs in relation to payment processing, cash advances, installment payments and merchant advances finance cost). Such fees vary by financial institution and typically depend on the settlement period contracted with such institution, the payment method used and the type of product (e.g., pay-in or a pay-out). These fees also include conversion and expatriation or repatriation costs charged by banks and brokers and the corresponding hedging results. For further details related to effect of hedging results see Note 22. Derivative financial instruments.
(ii)
Expenses related to hosting services for the Group’s payment platform.
(iii)
Corresponds to amortization of capitalized internally-generated software. For further detail refer to Note 19: Intangible Assets.
(iv)
Consists of salaries and wages of employees and contractors directly involved in our day-to-day operations. For further detail refer to Note 9: Employee Benefits.